Derivative financial instruments - Derivatives held for risk management (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about hedges [line items]
Derivative, Notional Amount	£ 35,918,021	£ 36,522,344
Fair value derivative assets	237,669	346,626	£ 327,709
Fair value derivative liabilities	(238,345)	(340,487)	£ (324,252)
Derivatives [member] | Held for risk management [Member]
Disclosure of detailed information about hedges [line items]
Derivative, Notional Amount	231,348	336,524
Fair value derivative assets	165	1,002
Fair value derivative liabilities	(1,109)	(841)
Derivatives [member] | Held for risk management [Member] | Cleared by central counterparty [member]
Disclosure of detailed information about hedges [line items]
Derivative, Notional Amount	219,539	312,383
Fair value derivative assets	0	62
Fair value derivative liabilities	0	(27)
Derivatives [member] | Cash flow hedges [member] | Held for risk management [Member]
Disclosure of detailed information about hedges [line items]
Derivative, Notional Amount	123,585	188,863
Fair value derivative assets	7	669
Fair value derivative liabilities	(3)	(33)
Derivatives [member] | Cash flow hedges [member] | Held for risk management [Member] | Cleared by central counterparty [member]
Disclosure of detailed information about hedges [line items]
Derivative, Notional Amount	122,103	181,541
Fair value derivative assets	0	62
Fair value derivative liabilities	0	(27)
Derivatives [member] | Fair value hedges [member] | Held for risk management [Member]
Disclosure of detailed information about hedges [line items]
Derivative, Notional Amount	104,781	141,575
Fair value derivative assets	117	301
Fair value derivative liabilities	(1,096)	(744)
Derivatives [member] | Fair value hedges [member] | Held for risk management [Member] | Cleared by central counterparty [member]
Disclosure of detailed information about hedges [line items]
Derivative, Notional Amount	97,436	130,842
Fair value derivative assets	0	0
Fair value derivative liabilities	0	0
Derivatives [member] | Hedges of net investment in foreign operations [member] | Held for risk management [Member]
Disclosure of detailed information about hedges [line items]
Derivative, Notional Amount	2,982	6,086
Fair value derivative assets	41	32
Fair value derivative liabilities	(10)	(64)
Forward contract [member] | Hedges of net investment in foreign operations [member] | Held for risk management [Member]
Disclosure of detailed information about hedges [line items]
Derivative, Notional Amount	2,982	6,086
Fair value derivative assets	41	32
Fair value derivative liabilities	(10)	(64)
Currency swap contract [member] | Cash flow hedges [member] | Held for risk management [Member]
Disclosure of detailed information about hedges [line items]
Derivative, Notional Amount	0	1,357
Fair value derivative assets	0	453
Fair value derivative liabilities	0	0
Interest rate swap contract [member] | Cash flow hedges [member] | Held for risk management [Member]
Disclosure of detailed information about hedges [line items]
Derivative, Notional Amount	1,482	5,965
Fair value derivative assets	7	154
Fair value derivative liabilities	(3)	(6)
Interest rate swap contract [member] | Fair value hedges [member] | Held for risk management [Member]
Disclosure of detailed information about hedges [line items]
Derivative, Notional Amount	7,345	10,733
Fair value derivative assets	117	301
Fair value derivative liabilities	(1,096)	(744)
OTC derivatives [member]
Disclosure of detailed information about hedges [line items]
Derivative, Notional Amount		12,639,252
Fair value derivative assets		298,849
Fair value derivative liabilities		(291,300)
OTC derivatives [member] | Held for risk management [Member]
Disclosure of detailed information about hedges [line items]
Derivative, Notional Amount	11,809	24,141
Fair value derivative assets	165	940
Fair value derivative liabilities	£ (1,109)	£ (814)